EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

Note 11 -EQUITY:

Each holder of the Company’s ordinary shares, par value NIS 0.00286 per share, is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and declared by the Company’s Board of Directors (the “Board”). Since inception, the Company has not declared any dividends.

In March 2022, the Company completed a financing round through a private placement and a public offering. As part of the public offering, the Company issued 352,276 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. The options will vest over a period of 3 years, with an exercise price of $9.1 (NIS 32) for one year period and $11.4 (NIS 41.2) for additional two years period. In the private placement, the Company issued 42,735 units, each composed of 8.74 ordinary shares and 7.43 Series 3 options as well as 16,239 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. Gross issue proceeds were $29 million (NIS 96 million). Issuance costs amounted to USD 1.7 million (NIS 5.7 million), including NIS 0.5 million paid to an advisor through the allocation of shares and Series 3 options, were recognized as a deduction from additional paid-in capital.

In November, 2024, the Company entered into the Standby Equity Purchase Agreement (hereinafter - “SEPA”) with Yorkville Advisors Global, LP (hereinafter - “Yorkville”). Pursuant to the SEPA, and subject to customary conditions, the Company has the right, but not the obligation, to sell and issue to Yorkville from time to time (each such occurrence, an “Advance”) during the two-year period following the execution date of the SEPA, such amount of the Company ordinary shares for an aggregate purchase price of up to $12,000,000 in accordance with the terms of the SEPA (the “Commitment Amount”). Pursuant to the terms of the SEPA, any ordinary shares sold and issued to Yorkville will be sold at a purchase price equal to 97% of the market price, which is defined as the lowest daily VWAPs (as hereinafter defined) of the Company ordinary shares during the three consecutive trading days commencing on the trading day of the Company delivery of an Advance notice to Yorkville. The Company may also specify a certain minimum acceptable price per share in each Advance.

Any sale and issuance of the Company ordinary shares to Yorkville pursuant to the SEPA is subject to certain limitations, including that Yorkville is not permitted to purchase any ZOOZ ordinary shares that would result in it owning more than 4.99% of the Company’s then outstanding voting power or ordinary shares (the “Ownership Limitation”), and that the total number of ordinary shares that the Company may sell and issue in any consecutive 12-month period pursuant to the SEPA would not exceed 19.99% of the issued and outstanding voting rights of the Company, calculated immediately prior to an issuance and sale of the Company ordinary shares under the SEPA, unless prior shareholder approval is obtained.

Pursuant to the SEPA, the Company paid Yorkville an initial commitment fee in the amount of $100,000 (the “Initial Commitment Fee”), which was paid with a number of the Company ordinary shares equal to the Initial Commitment Fee divided by the average of the daily VWAPs of the ZOOZ ordinary shares during the five consecutive trading days immediately prior to the date of the SEPA (the “Initial Commitment Shares”). Accordingly, the Company issued 39,381 ordinary shares to Yorkville as the Initial Commitment Shares. In addition, the Company shall pay Yorkville a deferred commitment fee in the amount of $100,000 (the “Deferred Commitment Fee”) within five trading days of the date upon which the Company has first received Advances with an aggregate purchase price of $3,000,000 (“Deferred Fee Date”), which may be paid by the issuance to Yorkville of such number of the Company ordinary shares that is equal to the Deferred Commitment Fee divided by the average of the daily VWAPs of the Company ordinary shares during the five consecutive trading days immediately prior to the Deferred Fee Date (the “Deferred Commitment Shares”), or may be paid in cash (which may be paid from the proceeds of an Advance), at the option of the Company (the Company ordinary shares issuable as the Initial Commitment Fee and the Deferred Commitment Fee, the “Commitment Fee Shares”).

The Company evaluated the contract that includes the right to require Yorkville to purchase shares of common stock in the future (“put right”) considering the guidance in ASC 815-40, Derivatives and Hedging — Contracts on an Entity’s Own Equity and concluded that it is an equity-linked contract that does not qualify for equity classification, and therefore requires fair value accounting and thus meet the definition of a derivative liability. Accordingly, the put right will be measured at fair value at each reporting period, and changes in its fair value will be recognized in the consolidated statement of operations. The Put right is measured under level 2 of the Fair Value hierarchy. The Company analyzed the terms of the freestanding put right and concluded that it has an immaterial value as of December 31, 2024.

ZOOZ POWER LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)